Basis of Consolidation	6 Months Ended	12 Months Ended
	Dec. 31, 2011	Jun. 30, 2011
Notes to Financial Statements
Basis of Consolidation

4.  Basis of Consolidation

The consolidated statements include the accounts of Function(x) Inc., our wholly-owned subsidiaries and our majority-owned subsidiary.  All intercompany transactions and balances have been eliminated.